    As filed with the Securities and Exchange Commission on August 22, 2002


                                                      Registration No. 33-47927
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                               -----------------

                                   Form S-6
                                POST-EFFECTIVE

                               AMENDMENT No. 14

                           To REGISTRATION STATEMENT
                                     Under
                          THE SECURITIES ACT OF 1933

                               -----------------

                     Metropolitan Life Separate Account UL
                             (Exact name of trust)

                      Metropolitan Life Insurance Company
                              (Name of depositor)
                               1 Madison Avenue
                           New York, New York 10010
         (Complete address of depositor's principal executive offices)

                               -----------------

                             GARY A. BELLER, ESQ.
              Senior Executive Vice-President and General Counsel
                      Metropolitan Life Insurance Company
                               1 Madison Avenue
                           New York, New York 10010
               (Name and complete address of agent for service)

                               -----------------

                                  Copies to:
               GARY O. COHEN, ESQ. and THOMAS C. LAUERMAN, ESQ.
                                Foley & Lardner
                              3000 K Street, N.W.
                            Washington, D.C. 20007

                               -----------------


   It is proposed that the filing will become effective (check appropriate box)


       [X]  immediately upon filing pursuant to paragraph (b)



       [_]  on (date) pursuant to paragraph (b)


       [_]  on (date) pursuant to paragraph (a)(1) of Rule 485

       [_]  on (date), pursuant to paragraph (a) of Rule 485

   This filing is made in reliance on Rule 6c-3 and 6e-3(T) under the Investment Company Act of 1940 to register an indefinite amount of interests in Metropolitan Life Separate Account UL which funds certain variable universal life insurance policies.

================================================================================

   This amendment is being filed solely for the purpose of filing new Exhibits 1(A)(5)(g), and 6(a) to replace two corresponding exhibits that were previously filed. No other material previously filed with this registration statement is deleted or modified by this amendment.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933, METROPOLITAN LIFE INSURANCE COMPANY, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, State of New York, this 21st day of August, 2002.


                                          METROPOLITAN LIFE
                                          INSURANCE COMPANY
(SEAL)

                                           By:        /S/  GARY A. BELLER
                                               ---------------------------------
                                                        Gary A. Beller
                                               Senior Executive Vice-President &
                                                        General Counsel


Attest:   /S/  JAMES D. GAUGHAN
        -------------------------
            James D. Gaughan
           Assistant Secretary

   Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             Signature                                       Title                Date
             ---------                                       -----                ----

*                                                  Chairman of the Board,
----------------------------------                   President and Chief
        Robert H. Benmosche                          Executive Officer and
                                                     Director (Principal
                                                     Executive Officer)

*                                                  Vice-Chairman of the
----------------------------------                   Board and Chief
            Gerald Clark                             Investment Officer and
                                                     Director

*                                                  Vice-Chairman of the
----------------------------------                   Board and Chief
         Stewart G. Nagler                           Financial Officer
                                                     (Principal Financial
                                                     Officer)

*                                                  Senior Vice-President and
----------------------------------                   Controller (Principal
         Virginia M. Wilson                          Accounting Officer)

*                                                  Director
----------------------------------
         Curtis H. Barnette

  *By  /S/ CHRISTOPHER P. NICHOLAS                                           August 21, 2002
   ---------------------------------
   Christopher P. Nicholas, Esq.
          Attorney-in-fact

             Signature                              Title                   Date
             ---------                              -----                   ----

*                                                  Director
----------------------------------
          John C. Danforth

*                                                  Director
----------------------------------
        Burton A. Dole, Jr.

*                                                  Director
----------------------------------
         James R. Houghton

*                                                  Director
----------------------------------
           Harry P. Kamen

*                                                  Director
----------------------------------
          Helene L. Kaplan

----------------------------------                 Director
        Catherine R. Kinney

*                                                  Director
----------------------------------
        Charles M. Leighton

----------------------------------                 Director
        John J. Phelan, Jr.

*                                                  Director
----------------------------------
           Hugh B. Price

*                                                  Director
----------------------------------
       William C. Steere, Jr.

  *By  /S/ CHRISTOPHER P. NICHOLAS                                     August 21, 2002
   ---------------------------------
   Christopher P. Nicholas, Esq.
          Attorney-in-fact

   Pursuant to the requirements of the Securities Act of 1933, the Registrant, METROPOLITAN LIFE SEPARATE ACCOUNT UL, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed, on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of New York, State of New York this 21st day of August, 2002.


                                          METROPOLITAN LIFE
                                          SEPARATE ACCOUNT UL
                                                 (Registrant)

                                            By:  METROPOLITAN LIFE
                                                 INSURANCE COMPANY
                                                    (Depositor)


(SEAL)

                                           By:        /S/  GARY A. BELLER
                                               ---------------------------------
                                                        Gary A. Beller
                                               Senior Executive Vice-President &
                                                        General Counsel


Attest:   /S/  JAMES D. GAUGHAN
        -------------------------
            James D. Gaughan
           Assistant Secretary

                               Index to Exhibits

                Exhibit
                Number    Description
               ---------- -----------

               1(A)(5)(g) Forms of Illustrations for UL II

               6(a)       Opinion and Consent of Marian J. Zeldin

                                                             Exhibit 1(A)(5)(g)
                                     UL II
                 ILLUSTRATIONS OF DEATH BENEFITS, CASH VALUES,
                SURRENDER CASH VALUES AND ACCUMULATED PREMIUMS

The tables in this Exhibit illustrate the way the UL II Policies work. They show how the death benefit, cash surrender value and cash value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on a specified face amount of $100,000 for a male aged 35. The insured is assumed to be in the nonsmoker preferred class.

The tables assume no other rider benefits and assume you made no allocations to the Fixed Account. The tables reflect deductions for all Policy charges that would apply under the assumptions illustrated. These include (i) deductions from premiums for the sales charge and state and federal premium tax charge;
(ii) a Monthly Deduction (consisting of an administration charge and a charge for the cost of insurance) and (iii) a daily charge assessed against the Separate Account for mortality and expense risks equivalent to an annual charge of .90% of the average daily value of the assets in the Separate Account attributable to the Policies. The cash surrender values reflect a Surrender Charge deducted from the cash value upon surrender, face reduction or lapse during the first 15 Policy years. Values are first given based on current cost of term insurance and other Policy charges and then based on guaranteed maximums for such charges. Illustrations show Option A, Option B and Option C death benefits.

The illustrated death benefits, cash surrender values and cash values for a Policy would be different, either higher or lower, from the amounts shown if the actual gross rates of return averaged 0%, 6% or 12%, but varied above and below that average during the period or, if premiums were paid in other amounts or at other than annual intervals. They would also be different depending on the allocation of cash value among the Separate Account's investment divisions, if the actual gross rate of return for all investment divisions averaged 0%, 6% or 12%, but varied above or below that average for individual investment divisions. They would also differ if a Policy loan or partial withdrawal were made during the period of time illustrated, if the insured were female or in another risk classification, or if the Policies were issued in situations where distinctions between male and female insured are not permitted. For example, as a result of variations in actual returns, additional premium payments beyond those illustrated may be necessary to maintain the Policy in force for the periods shown or to realize the Policy values shown on particular illustrations even if the average rate of return is achieved.

The illustrations reflect an arithmetic average of the investment advisory fees and operating expenses of the Portfolios, at an annual rate of .76% of the average daily net assets of the Portfolios. This average reflects expense reimbursements and subsides by the investment advisers of certain Portfolios that may be voluntary and of limited duration. Taking account of the average investment advisory fee and operating expenses of the Portfolios, the gross annual rates of return of 0%, 6% and 12% correspond to net investment return at constant annual rates of -1.64%, 4.27% and 10.17%, respectively.

The second column of each table shows the amount you would accumulate if you separately invested the annual premium in an account that earned interest, after taxes, of 5% per year, compounded annually.

If you request, we will furnish a personalized illustration reflecting the proposed insured's age, sex, underwriting classification, and the face amount or premium schedule you request. Because these and other assumptions will differ, the values shown in the personalized illustrations can differ very substantially from those shown in the tables below. Therefore, you should carefully review the information that accompanies any personalized illustration. That information will disclose all assumptions on which the personalized illustration is based. Where applicable, we will also furnish on request a personalized illustration for a Policy which is not affected by the sex of the insured.

                               Male Issue Age 35
                     Standard Nonsmoker Underwriting Risk
            Specified Face Amount: $100,000--Death Benefit Option A

                    Current Cost of Term Insurance Charges

                                                       TOTAL CASH
                        TOTAL CASH VALUE             SURRENDER VALUE           TOTAL DEATH BENEFIT
        Premiums      Assuming Hypothetical       Assuming Hypothetical       Assuming Hypothetical
       Accumulated   Gross Annual Investment     Gross Annual Investment     Gross Annual Investment
End of    at 5%        Rates of Return of          Rates of Return of           Rates of Return of
Policy  Interest   --------------------------- --------------------------- ----------------------------
 Year   Per Year     0%       6%       12%       0%       6%       12%        0%       6%       12%
------ ----------- ------- -------- ---------- ------- -------- ---------- -------- -------- ----------
   1    $  1,313   $   597 $    648 $      700 $     0 $      0 $        0 $100,000 $100,000 $  100,000
   2       2,691     1,577    1,730      1,890     977    1,130      1,290  100,000  100,000    100,000
   3       4,138     2,529    2,845      3,188   1,929    2,245      2,588  100,000  100,000    100,000
   4       5,657     3,465    4,009      4,619   2,865    3,409      4,019  100,000  100,000    100,000
   5       7,252     4,388    5,224      6,197   3,888    4,724      5,697  100,000  100,000    100,000
   6       8,928     5,281    6,477      7,922   4,781    5,977      7,422  100,000  100,000    100,000
   7      10,686     6,162    7,785      9,826   5,662    7,285      9,326  100,000  100,000    100,000
   8      12,533     7,015    9,137     11,911   6,615    8,737     11,511  100,000  100,000    100,000
   9      14,472     7,842   10,535     14,198   7,442   10,135     13,798  100,000  100,000    100,000
  10      16,508     8,642   11,980     16,708   8,342   11,680     16,408  100,000  100,000    100,000
  15      23,822    12,265   20,016     33,524  12,165   19,916     33,424  100,000  100,000    100,000
  20      43,399    15,109   29,501     60,686  15,109   29,501     60,686  100,000  100,000    100,000
  25      62,642    16,829   40,548    104,682  16,829   40,548    104,682  100,000  100,000    140,273
  40     158,550     4,151   87,087    466,531   4,151   87,087    466,531  100,000  100,000    499,188
  45     209,606         0  111,681    754,346       0  111,681    754,346        0  117,265    792,063
  50     274,769         0  140,670  1,203,939       0  140,670  1,203,939        0  147,703  1,264,136

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY THE POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE INVESTMENT DIVISIONS SELECTED FOR THE POLICY. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATION CAN BE MADE BY METLIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               Male Issue Age 35
                     Standard Nonsmoker Underwriting Risk
            Specified Face Amount: $100,000--Death Benefit Option A

                   Guaranteed Cost of Term Insurance Charges

                                                   TOTAL CASH
                       TOTAL CASH VALUE         SURRENDER VALUE         TOTAL DEATH BENEFIT
        Premiums    Assuming Hypothetical    Assuming Hypothetical     Assuming Hypothetical
       Accumulated Gross Annual Investment  Gross Annual Investment   Gross Annual Investment
End of    at 5%       Rates of Return of       Rates of Return of        Rates of Return of
Policy  Interest   ------------------------ ------------------------ --------------------------
 Year   Per Year     0%      6%      12%      0%      6%      12%       0%       6%      12%
------ ----------- ------- ------- -------- ------- ------- -------- -------- -------- --------
   1    $  1,313   $   473 $   521 $    569 $     0 $     0 $      0 $100,000 $100,000 $100,000
   2       2,691     1,318   1,455    1,599     718     855      999  100,000  100,000  100,000
   3       4,138     2,134   2,415    2,720   1,534   1,815    2,120  100,000  100,000  100,000
   4       5,657     2,921   3,400    3,938   2,321   2,800    3,338  100,000  100,000  100,000
   5       7,252     3,676   4,408    5,261   3,176   3,908    4,761  100,000  100,000  100,000
   6       8,928     4,397   5,437    6,699   3,897   4,937    6,199  100,000  100,000  100,000
   7      10,686     5,084   6,489    8,263   4,584   5,989    7,763  100,000  100,000  100,000
   8      12,533     5,734   7,561    9,963   5,334   7,161    9,563  100,000  100,000  100,000
   9      14,472     6,348   8,655   11,814   5,948   8,255   11,414  100,000  100,000  100,000
  10      16,508     6,921   9,767   13,830   6,621   9,467   13,530  100,000  100,000  100,000
  15      23,822     9,157  15,609   27,059   9,057  15,509   26,959  100,000  100,000  100,000
  20      43,399    10,021  21,721   47,987  10,021  21,721   47,987  100,000  100,000  100,000
  25      62,642     8,770  27,586   82,220   8,770  27,586   82,220  100,000  100,000  110,175
  40     158,550         0  29,773  361,210       0  29,773  361,210        0  100,000  386,494
  45     209,606         0   6,390  582,198       0   6,390  582,198        0  100,000  611,307
  50     274,769         0       0  923,686       0       0  923,686        0        0  969,869

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY THE POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE INVESTMENT DIVISIONS SELECTED FOR THE POLICY. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATION CAN BE MADE BY METLIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               Male Issue Age 35
                     Standard Nonsmoker Underwriting Risk
            Specified Face Amount: $100,000--Death Benefit Option B

                    Current Cost of Term Insurance Charges

                                                   TOTAL CASH
                       TOTAL CASH VALUE         SURRENDER VALUE          TOTAL DEATH BENEFIT
        Premiums    Assuming Hypothetical    Assuming Hypothetical      Assuming Hypothetical
       Accumulated Gross Annual Investment  Gross Annual Investment    Gross Annual Investment
End of    at 5%       Rates of Return of       Rates of Return of         Rates of Return of
Policy  Interest   ------------------------ ------------------------ ----------------------------
 Year   Per Year     0%      6%      12%      0%      6%      12%       0%       6%       12%
------ ----------- ------- ------- -------- ------- ------- -------- -------- -------- ----------
   1    $  1,313   $   596 $   648 $    700 $     0 $     0 $      0 $100,596 $100,648 $  100,700
   2       2,691     1,575   1,728    1,888     375     528      688  101,575  101,728    101,888
   3       4,138     2,524   2,840    3,182   1,424   1,740    2,082  102,524  102,840    103,182
   4       5,657     3,457   3,999    4,607   2,457   2,999    3,607  103,457  103,999    104,607
   5       7,252     4,374   5,208    6,177   3,374   4,208    5,177  104,374  105,208    106,177
   6       8,928     5,262   6,452    7,891   4,362   5,552    6,991  105,262  106,452    107,891
   7      10,686     6,135   7,750    9,779   5,335   6,950    8,979  106,135  107,750    109,779
   8      12,533     6,979   9,088   11,844   6,279   8,388   11,144  106,979  109,088    111,844
   9      14,472     7,794  10,467   14,102   7,194   9,867   13,502  107,794  110,467    114,102
  10      16,508     8,581  11,890   16,574   8,081  11,390   16,074  108,581  111,890    116,574
  15      23,822    12,093  19,708   32,969  11,993  19,608   32,869  112,093  119,708    132,969
  20      43,399    14,711  28,641   58,779  14,711  28,641   58,779  114,711  128,641    158,779
  25      62,642    15,999  38,355   99,176  15,999  38,355   99,176  115,999  138,355    199,176
  40     158,550        21  58,062  410,151      21  58,062  410,151  100,021  158,062    510,151
  45     209,606         0  45,971  637,168       0  45,971  637,168        0  145,971    737,168
  50     274,769         0   9,029  981,271       0   9,029  981,271        0  109,029  1,081,271

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY THE POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE INVESTMENT DIVISIONS SELECTED FOR THE POLICY. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATION CAN BE MADE BY METLIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               Male Issue Age 35
                     Standard Nonsmoker Underwriting Risk
            Specified Face Amount: $100,000--Death Benefit Option B

                   Guaranteed Cost of Term Insurance Charges

                                                 TOTAL CASH
                      TOTAL CASH VALUE         SURRENDER VALUE        TOTAL DEATH BENEFIT
        Premiums    Assuming Hypothetical   Assuming Hypothetical    Assuming Hypothetical
       Accumulated Gross Annual Investment Gross Annual Investment  Gross Annual Investment
End of    at 5%      Rates of Return of      Rates of Return of        Rates of Return of
Policy  Interest   ----------------------- ----------------------- --------------------------
 Year   Per Year     0%     6%      12%      0%     6%      12%       0%       6%      12%
------ ----------- ------ ------- -------- ------ ------- -------- -------- -------- --------
   1    $  1,313   $  472 $   519 $    567 $    0 $     0 $      0 $100,472 $100,519 $100,567
   2       2,691    1,313   1,450    1,593    113     250      393  101,313  101,450  101,593
   3       4,138    2,123   2,403    2,705  1,023   1,303    1,605  102,123  102,403  102,705
   4       5,657    2,902   3,377    3,911  1,902   2,377    2,911  102,902  103,377  103,911
   5       7,252    3,646   4,371    5,216  2,646   3,371    4,216  103,646  104,371  105,216
   6       8,928    4,353   5,381    6,628  3,453   4,481    5,728  104,353  105,381  106,628
   7      10,686    5,023   6,408    8,155  4,223   5,608    7,355  105,023  106,408  108,155
   8      12,533    5,652   7,448    9,807  4,952   6,748    9,107  105,652  107,448  109,807
   9      14,472    6,240   8,500   11,593  5,640   7,900   10,993  106,240  108,500  111,593
  10      16,508    6,784   9,562   13,525  6,284   9,062   13,025  106,784  109,562  113,525
  15      23,822    8,795  14,947   25,844  8,695  14,847   25,744  108,795  114,947  125,844
  20      43,399    9,267  20,003   44,031  9,267  20,003   44,031  109,267  120,003  144,031
  25      62,642    7,431  23,622   70,550  7,431  23,622   70,550  107,431  123,622  170,550
  40     158,550        0       0  240,766      0       0  240,766        0        0  340,766
  45     209,606        0       0  345,599      0       0  345,599        0        0  445,599
  50     274,769        0       0  486,470      0       0  486,470        0        0  586,470

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY THE POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE INVESTMENT DIVISIONS SELECTED FOR THE POLICY. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATION CAN BE MADE BY METLIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               Male Issue Age 35
                     Standard Nonsmoker Underwriting Risk
            Specified Face Amount: $100,000--Death Benefit Option C

                    Current Cost of Term Insurance Charges

                                                      TOTAL CASH
                        TOTAL CASH VALUE           SURRENDER VALUE           TOTAL DEATH BENEFIT
        Premiums     Assuming Hypothetical      Assuming Hypothetical       Assuming Hypothetical
       Accumulated  Gross Annual Investment    Gross Annual Investment     Gross Annual Investment
End of    at 5%        Rates of Return of         Rates of Return of          Rates of Return of
Policy  Interest   -------------------------- -------------------------- ----------------------------
 Year   Per Year     0%      6%       12%       0%      6%       12%        0%       6%       12%
------ ----------- ------- ------- ---------- ------- ------- ---------- -------- -------- ----------
   1    $  1,313   $   596 $   648 $      700 $     0 $     0 $        0 $100,596 $100,648 $  100,700
   2       2,691     1,575   1,728      1,888     675     828        988  101,575  101,728    101,888
   3       4,138     2,524   2,840      3,182   1,624   1,940      2,282  102,524  102,840    103,182
   4       5,657     3,457   3,999      4,607   2,657   3,199      3,807  103,457  103,999    104,607
   5       7,252     4,374   5,208      6,177   3,574   4,408      5,377  104,374  105,208    106,177
   6       8,928     5,262   6,452      7,891   4,562   5,752      7,191  105,262  106,452    107,891
   7      10,686     6,135   7,750      9,779   5,435   7,050      9,079  106,135  107,750    109,779
   8      12,533     6,979   9,088     11,844   6,379   8,488     11,244  106,979  109,088    111,844
   9      14,472     7,794  10,467     14,102   7,294   9,967     13,602  107,794  110,467    114,102
  10      16,508     8,581  11,890     16,574   8,181  11,490     16,174  108,581  111,890    116,574
  15      23,822    12,093  19,708     32,969  11,993  19,608     32,869  112,093  119,708    132,969
  20      43,399    14,711  28,641     58,779  14,711  28,641     58,779  114,711  128,641    158,779
  25      62,642    15,999  38,355     99,176  15,999  38,355     99,176  115,999  138,355    199,176
  40     158,550         0  60,773    430,704       0  60,773    430,704        0  148,470    460,853
  45     209,606         0  52,558    697,136       0  52,558    697,136        0  148,470    731,992
  50     274,769         0  10,548  1,113,339       0  10,548  1,113,339        0  148,470  1,169,006

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY THE POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE INVESTMENT DIVISIONS SELECTED FOR THE POLICY. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATION CAN BE MADE BY METLIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               Male Issue Age 35
                     Standard Nonsmoker Underwriting Risk
            Specified Face Amount: $100,000--Death Benefit Option C

                   Guaranteed Cost of Term Insurance Charges

                                                 TOTAL CASH
                      TOTAL CASH VALUE         SURRENDER VALUE        TOTAL DEATH BENEFIT
        Premiums    Assuming Hypothetical   Assuming Hypothetical    Assuming Hypothetical
       Accumulated Gross Annual Investment Gross Annual Investment  Gross Annual Investment
End of    at 5%      Rates of Return of      Rates of Return of        Rates of Return of
Policy  Interest   ----------------------- ----------------------- --------------------------
 Year   Per Year     0%     6%      12%      0%     6%      12%       0%       6%      12%
------ ----------- ------ ------- -------- ------ ------- -------- -------- -------- --------
   1    $  1,313   $  472 $   519 $    567 $    0 $     0 $      0 $100,472 $100,519 $100,567
   2       2,691    1,313   1,450    1,593    413     550      693  101,313  101,450  101,593
   3       4,138    2,123   2,403    2,705  1,223   1,503    1,805  102,123  102,403  102,705
   4       5,657    2,902   3,377    3,911  2,102   2,577    3,111  102,902  103,377  103,911
   5       7,252    3,646   4,371    5,216  2,846   3,571    4,416  103,646  104,371  105,216
   6       8,928    4,353   5,381    6,628  3,653   4,681    5,928  104,353  105,381  106,628
   7      10,686    5,023   6,408    8,155  4,323   5,708    7,455  105,023  106,408  108,155
   8      12,533    5,652   7,448    9,807  5,052   6,848    9,207  105,652  107,448  109,807
   9      14,472    6,240   8,500   11,593  5,740   8,000   11,093  106,240  108,500  111,593
  10      16,508    6,784   9,562   13,525  6,384   9,162   13,125  106,784  109,562  113,525
  15      23,822    8,795  14,947   25,844  8,695  14,847   25,744  108,795  114,947  125,844
  20      43,399    9,267  20,003   44,031  9,267  20,003   44,031  109,267  120,003  144,031
  25      62,642    7,431  23,622   70,550  7,431  23,622   70,550  107,431  123,622  170,550
  40     158,550        0       0  274,749      0       0  274,749        0        0  293,981
  45     209,606        0       0  444,595      0       0  444,595        0        0  466,824
  50     274,769        0       0  707,092      0       0  707,092        0        0  742,446

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY THE POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE INVESTMENT DIVISIONS SELECTED FOR THE POLICY. THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATION CAN BE MADE BY METLIFE OR THE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Metropolitan Life Insurance Company
One Madison Avenue
New York, NY 10010-3690
212 578-2211

                                                                   Exhibit 6(a)

                                                                August 21, 2002

Metropolitan Life Insurance Company

This opinion is furnished in connection with the filing of Post-Effective Amendment No. 14 to Registration Statement No. 33-47927 on Form S-6 ("Registration Statement"), which covers premiums received under the Flexible Premium Multifunded Life Insurance policies (FPMLI) offered by Metropolitan Life Insurance Company ("MLIC") in each State where they have been approved by appropriate State insurance authorities. As a Vice-President and Actuary of MLIC, I have reviewed the FPMLI forms and I am familiar with the Registration Statement and Exhibits thereto. In my opinion the illustrations of FPMLI death benefits, cash values and cash surrender values in Appendix A to the Prospectus (for UL 2001 Policies) and in Exhibit 1(A)(5)(g) (for UL II Policies) included in the Registration Statement, based on the assumptions stated therein, are consistent with the provisions of the FPMLI forms. Also, in my opinion, the amounts assumed in the illustrations for current policy charges (including UL 2001's decrease in mortality and expense risk charge after 10 years) remain reasonable, based on MLIC's current expectations. The policies have not been designed so as to make the relationship between premiums and benefits, as shown in these illustrations, appear to be disproportionately more favorable to a prospective purchaser of the FPMLI for preferred risk males age 40 (for the UL 2001 Policies) or for standard risk males age 35 (for UL II Policies), than to prospective purchasers of FPMLI for a male at other ages or in other underwriting classes or for a female. Nor have the particular illustrations shown been selected for the purpose of making that relationship appear more favorable.


I hereby consent to the use of this opinion as an exhibit to the Registration Statement and to the reference to my name under the heading "Legal, Accounting and Actuarial Matters" in the prospectus contained in the Registration Statement.


                                          Very truly yours,

                                          /s/  MARIAN J. ZELDIN
                                          _____________________________________
                                          Marian J. Zeldin
                                          Vice President and Actuary